Business And Significant Accounting Policies (Schedule Of Adoption Of Topic 842) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease ROU assets and other		$ 92
Operating lease and other current liabilities		26
Employee benefit, operating lease and other obligations		66
Total operating lease liabilities	$ 121	$ 92
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease ROU assets and other			$ 82
Operating lease and other current liabilities			26
Employee benefit, operating lease and other obligations			56
Total operating lease liabilities			$ 82